Fair value of financial instruments (Tables)	6 Months Ended
Sep. 30, 2025
Disclosure of detailed information about financial instruments [abstract]
Schedule of financial instruments held at fair value

	30 September	31 March
	2025	2025
	€ m	€ m
Financial assets at fair value 1
Money market funds (included within Cash and cash equivalents) 2	3,265	2,130
Debt and equity securities (included within Other investments) 3	5,711	6,925
Derivative and other financial instruments (included within Trade and other receivables) 4	3,005	4,197
Trade receivables at fair value through Other comprehensive income (included within Trade and other receivables) 5	1,070	710
	13,051	13,962

Financial liabilities at fair value 1
Derivative and other financial instruments (included within Trade and other payables) 4	2,451	1,906
	2,451	1,906
Notes:
1.
The fair value of assets and liabilities are classified in the Fair Value hierarchy as follows: Level 1 comprises items where the fair value is determined by unadjusted quoted prices in active markets. Level 2 comprises items where the fair value is determined from inputs other than quoted prices, that are observable for the asset or liability, either directly or indirectly by unadjusted market quoted prices in active markets and market accepted valuation techniques. Level 3 comprises items where the fair value is determined by including one or more unobservable inputs to the valuation methodology.

2.	Items are measured at fair value and the valuation basis is Level 1.
3.
Quoted debt and equity securities of
€
1,504 million (31 March 2025:
€
2,811 million) are measured at fair value and classified as Level 1. Further equity and debt securities of
€
3,234 million (31 March 2025:
€
3,177 million) are measured at fair value and classified as Level 2. The remaining balance represents the Group’s investments in Zegona ordinary shares of
€
960 million (31 March 2025:
€
937 million) and convertible loan notes of
€
13 million, (31 March 2025: nil), measured at fair value and classified as Level 3 due to some of the inputs to the valuation model being unobservable inputs.

4.
Derivative financial assets and liabilities are measured at fair value and classified as Level 2.
€
2,882
 million (31 March 2025:
€
4,064
million) of derivative and other financial assets and
€
2,336
 million (31 March 2025:
€
1,824
million) of derivative and other financial liabilities are classified as
Non-current.

5.
Trade receivables at fair value through Other comprehensive income are measured at fair value and classified as Level 2. Of this,
€
471 million (31 March 2025:
€
289 million) are classified as
Non-current.